Earning per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2022
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars, except per unit numbers)	2022	2021	2022	2021
Net income	$13,058	$2,638	$33,219	$26,478
Adjustment for:
Preferred unitholders’ interest in net income	3,877	3,877	7,754	7,754
Limited partners' interest in net income	9,181	(1,239)	25,465	18,724
Less: Dividends paid or to be paid (1)	(334)	(334)	(667)	(15,413)
Under (over) distributed earnings	8,847	(1,573)	24,798	3,311
Under (over) distributed earnings attributable to:
Common units public	4,802	(853)	13,461	1,797
Common units Höegh LNG	4,045	(720)	11,337	1,514
	$8,847	$(1,573)	$24,798	$3,311
Basic weighted average units outstanding (in thousands)
Common units public	18,116	18,104	18,116	18,096
Common units Höegh LNG	15,257	15,257	15,257	15,257
Diluted weighted average units outstanding (in thousands)
Common units public	18,116	18,118	18,116	18,109
Common units Höegh LNG	15,257	15,257	15,257	15,257
Basic and diluted earnings per unit (2):
Common unit public	$0.28	$(0.04)	$0.76	$0.55
Common unit Höegh LNG (3)	$0.28	$(0.04)	$0.76	$0.58
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 26, 2020, the Partnership granted 8,100 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, the Partnership granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the former CEO/CFO of the Partnership in August 2020, a total of 15,378 of the unvested phantom units terminated.

(3)

For the three and six months ended June 30, 2022, there were no amounts attributable to incentive distributions rights and the total amounts were attributed to common units owned by Höegh LNG. For the three and six months ended June 30, 2021, nil and $400, respectively, were attributable to incentive distributions rights and were attributed to common units owned by Höegh LNG.